REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 7,068	$ 7,579	$ 13,074	$ 13,879
Total Revenues	7,567	8,045	14,024	14,818
Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	(20)	(32)	(43)	(61)
Industrial activities
Disaggregation of Revenue [Line Items]
Net sales	7,068	7,579	13,074	13,879
Total Revenues	7,091	7,602	13,127	13,929
Industrial activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	7,068	7,579	13,074	13,879
Industrial activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	3,095	3,312	5,585	5,891
Total Revenues	3,095	3,312	5,585	5,891
Industrial activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	757	799	1,397	1,481
Total Revenues	757	799	1,397	1,481
Industrial activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	2,698	2,889	5,112	5,384
Total Revenues	2,698	2,889	5,112	5,384
Industrial activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	1,133	1,218	2,169	2,404
Total Revenues	1,133	1,218	2,169	2,404
Industrial activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(615)	(639)	(1,189)	(1,281)
Total Revenues	(615)	(639)	(1,189)	(1,281)
Financial services
Disaggregation of Revenue [Line Items]
Net sales	0	0	0	0
Total Revenues	519	498	993	1,000
Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	519	498	993	1,000
Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (20)	$ (32)	$ (43)	$ (61)